Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants (Detail) - Share Purchase Warrants [member]		12 Months Ended
		Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares		19,025,158	24,051,190	24,565,862
Weighted average exercise price		$ 14.00	$ 12.00	$ 11.90
3.67 - $4.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares		317,454
Weighted average exercise price		$ 3.67
Expiry dates		May 2021
3.67 - $4.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 3.67
3.67 - $4.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 4.99
$5.00 - $9.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares		840,776
Weighted average exercise price		$ 5.61
Expiry dates		March 2021 – May 2023
$5.00 - $9.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 5.00
$5.00 - $9.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 9.99
$10.00 - $14.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares		1,849,262
Weighted average exercise price		$ 10.91
Expiry dates		January 2021 – March 2022
$10.00 - $14.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 10.00
$10.00 - $14.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	14.99
$15.00 - $19.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	[1]	$ 15.00
Shares issuable on exercise of warrants | shares		16,017,666
Weighted average exercise price		$ 15.00
Expiry dates		October 2021

[1]	17,701,156 warrants with a weighted average exercise price of $14.21 are exercisable into one common share of Equinox Gold and one-quarter of a share of Solaris Resources Inc. (“Solaris”). Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.